Revision of Previously Issued Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block [Abstract]
Error Correction [Text Block]
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Revision of Previously Issued Quarterly Financial Information (Unaudited)
During the year ended December 31, 2022, the Company identified certain errors impacting our first, second, and third quarterly filings of 2022. A summary of such errors is outlined in the tables below and include errors related to the cut-off

and classification of accruals, cash, prepaids and expenses, accounting and record keeping for tenant billings and deposits, accounting related to interest expense and loan fee amortization, elimination of intercompany receivables and payables, and corrections related to the calculation of noncontrolling interest.
Management assessed the materiality of these errors and concluded the misstatements were not material to the unaudited financial statements for the periods ended March 31, 2022, June 30, 2022 and September 30, 2022. Presented below are revisions to the previously issued quarterly financial statements for the effect of the revisions on the consolidated balance sheets and statements of operations as of and for the three months ended March 31, 2022, three and six months ended June 30, 2022, and three and nine months ended September 30, 2022, respectively.

	As of March 31, 2022			As of June 30, 2022			As of September 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands)			(in thousands)			(in thousands)
Consolidated Balance Sheet:
Buildings and improvements	$254,482	$(156)	$254,326	$271,046	$(156)	$270,890	$271,964	$(156)	$271,808
Fixed assets, net	56	(43)	13	296	(81)	215	207	—	207
Cash	9,418	(548)	8,870	8,623	(441)	8,182	5,862	—	5,862
Cash – r e stricted	5,043	333	5,376	5,357	226	5,583	6,721	—	6,721
Prepaid expenses	462	194	656	544	(138)	406	1,021	(13)	1,008
Accounts receivable	3,312	(197)	3,115	2,494	(291)	2,203	2,578	(85)	2,493
Due from related parties	—	156	156	—	156	156	—	156	156
Other assets	103	(47)	56	121	(127)	(6)	64	—	64
Notes payable, net	205,965	—	205,965	150,299	(37)	150,262	148,278	—	148,278
Revolving Credit Facility, net	—	—	—	72,106	290	72,396	72,648	195	72,843
Accounts payable and accrued liabilities	15,589	(954)	14,635	18,530	(856)	17,674	21,604	(119)	21,485
Security Deposit	166	(46)	120	185	(46)	139	97	61	158
Deferred revenue	99	(35)	64	101	(35)	66	372	—	372
Accumulated deficit	(102,855)	370	(102,485)	(104,541)	(305)	(104,846)	(106,692)	(40)	(106,732)
Non-controlling interest	104,906	850	105,756	102,986	(352)	102,634	101,609	(56)	101,553

	Three Months Ended March 31, 2022
	As reported	Adjustments	As Corrected
	(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,051	$(120)	$1,931
Management agreement	—	427	427
Percentage rent	4,329	127	4,456
Property taxes	1,836	(205)	1,631
Property operating expense	837	16	853
General and administrative	1,506	9	1,515
Professional fees	1,988	(520)	1,468
Depreciation and amortization	1,967	43	2,010
Interest expense	(2,539)	83	(2,457)
Other income	15	46	61
Net loss	(4,278)	1,220	(3,058)
Net income attributable to non-controlling interest	(2,472)	850	(1,622)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,556)	370	(2,186)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.33)	$0.05	$(0.28)

	Three Months Ended June 30, 2022			Six Months Ended June 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands, except per share data)			(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,122	$(120)	$2,002	$4,173	$(120)	$4,053
Management agreement	427	(427)	(0)	427	(114)	313
Percentage rent	4,856	175	5,031	9,185	271	9,456
Property taxes	1,844	(105)	1,739	3,680	(105)	3,575
Property operating expense	731	(32)	699	1,568	(97)	1,471
General and administrative	1,882	(44)	1,838	3,388	(44)	3,344
Professional fees	532	(38)	494	1,562	(387)	1,175
Organizational, offering and other costs	1,567	309	1,876	2,525	197	2,722
Depreciation and amortization	2,021	43	2,064	3,988	43	4,031
Interest expense	(3,168)	(198)	(3,366)	(5,707)	(250)	(5,957)
Other income	15	46	61	30	46	76
Net loss	(3,997)	(656)	(4,653)	(8,275)	225	(8,050)
Net income attributable to non-controlling interest	(2,311)	(352)	(2,663)	(4,783)	126	(4,657)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,436)	(305)	(2,741)	(4,992)	99	(4,893)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.31)	$(0.04)	$(0.35)	$(0.64)	$0.01	$(0.63)

	Three Months Ended September 30, 2022			Nine Months Ended September 30, 2022
	As reported	Adjustments	As Corrected	As reported	Adjustments	As Corrected
	(in thousands, except per share data)			(in thousands, except per share data)
Consolidated Statement of Operations:
Base rent income	$2,173	$120	$2,293	$6,346	$120	$6,466
Management agreement	—	—	—	427	(114)	313
Percentage rent	6,245	(187)	6,058	15,430	(187)	15,243
Property taxes	1,912	(106)	1,806	5,592	(106)	5,486
Property operating expense	501	(17)	484	2,069	(97)	1,972
General and administrative	2,455	44	2,499	5,843	(9)	5,834
Professional fees	525	(47)	478	2,087	(326)	1,761
Organizational, offering and other costs	2,168	(197)	1,971	4,693	—	4,693
Depreciation and amortization	2,137	(43)	2,094	6,125	(43)	6,082
Interest expense	(3,387)	(288)	(3,675)	(9,094)	(383)	(9,477)
Other income	123	(107)	16	153	(107)	46
Net loss	(4,596)	(96)	(4,692)	(12,871)	(89)	(12,960)
Net income attributable to non-controlling interest	(2,445)	(56)	(2,501)	(7,228)	(52)	(7,280)
Net loss attributable to Mobile Infrastructure Corporation’s common stockholders	(2,901)	(40)	(2,941)	(7,893)	(37)	(7,930)
Net loss per share attributable to Mobile Infrastructure Corporation’s common stockholders—basic and diluted	$(0.37)	$(0.01)	$(0.38)	$(1.02)	$0.01	$(1.01)